Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 127,440	$ 194,154	$ 22,433
Restricted cash	828	828	4,353
Accounts receivable, net	3,500	2,080	3,358
Contract assets	3,300	3,077	0
Inventory	44,728	33,927	66
Prepaid expenses and other current assets	10,792	7,789
Prepaid expenses		4,712	6,421
Total current assets	187,288	238,778	36,631
Property, plant and equipment, net	63,503	61,425	49,103
Right-of-use assets	14,379	14,685	14,466
Investments	9,313	13,498	0
Other noncurrent assets	1,423	3,354	403
Total assets	275,906	331,740	100,603
Current liabilities
Accounts payable	8,010	10,334	3,303
Current portion of lease obligation	1,663	1,642	1,154
Current portion of provision for contract losses	4,750	0
Accrued liabilities		23,790	18,419
Accrued liabilities and other current liabilities	22,490	23,832
Deferred revenue	19,123	12,150	4,119
Due to related party, net	0	0
Due to related party		42	117
Total current liabilities	56,036	47,958	27,112
Lease obligation, net of current portion	13,757	14,078	14,179
Deferred revenue, net of current portion	23,303	28,991	23,520
Long-term debt due to Parent Company		0	235,108
Public and private placement warrant liabilities	20,188	20,188	0
Provision for contract losses and other long-term liabilities	8,469	7,555	306
Total liabilities	121,753	118,770	300,225
Commitments and contingencies (Note 17)
Stockholders’ equity (deficit)
Preferred stock, $0.0001 par value, 25,000,000 shares authorized; none issued and outstanding	0	0	0
Common stock, $0.0001 par value, 2,000,000,000 shares authorized; 334,919,914 and 0 shares issued and outstanding as of December 31, 2021 and 2020, respectively	34	34	27
Additional paid-in capital	1,037,207	1,033,393	463,380
Accumulated deficit	(883,024)	(820,454)	(663,163)
Accumulated other comprehensive (loss) income	(64)	(3)	134
Total stockholders’ equity (deficit)	154,153	212,970	(199,622)
Total liabilities and stockholders’ equity (deficit)	$ 275,906	$ 331,740	$ 100,603